UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22312

ACAP Strategic Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 20th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 20th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-716-6840

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ACAP STRATEGIC FUND
350 Madison Avenue, 20th Floor
New York, New York 10017

May 18, 2018

Re:	ACAP Strategic Fund (the “Fund”) — Semi–Annual Report to Shareholders

Dear Investor:

Please find enclosed the Fund’s Semi–Annual Report to Shareholders.

Please note that a copy of the Fund’s prospectus may be obtained by contacting your financial advisor.

We appreciate your continued investment and look forward to a long and mutually beneficial relationship.

Very truly yours,

ACAP STRATEGIC FUND

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended March 31, 2018

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended March 31, 2018

Contents

Statement of Assets and Liabilities	1

Schedule of Investments	2

Schedule of Purchased Options	9

Schedule of Securities Sold, Not Yet Purchased	13

Schedule of Swap Contracts	18

Schedule of Forward Contracts	24

Statement of Operations	26

Statement of Changes in Net Assets	27

Statement of Cash Flows	28

Notes to Financial Statements	30

ACAP STRATEGIC FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2018
Assets
Investments in securities of unaffiliated issuers, at fair value (cost $2,284,781,622)	$3,263,358,937
Deposits at brokers for securities sold, not yet purchased	279,014,547
Purchased options, at fair value (cost $272,403,945)	287,725,227
Unrealized appreciation on total return swap contracts	108,461,761
Cash collateral received for total return swap contracts (restricted)	91,500,000
Receivable for investment securities sold	80,772,434
Cash and cash equivalents (including restricted cash of $3,141,820, British Pounds
Sterling of $49,759, with a cost of $53,640, Chinese Renminbi of $400,409, with a cost of $388,294, Hong Kong Dollars of $7,106,186, with a cost of $7,138,728, and
Japanese Yen of $1,637,858, with a cost of $1,641,066)	60,762,947
Due from brokers (including Australian Dollars of $1,919, with a cost of $1,914, British Pounds
Sterling of $488,758, with a cost of $463,599, Hong Kong Dollars of $2,140,894, with a cost
of $2,143,534, and Japanese Yen of $18,402,169, with a cost of $18,102,625)	21,033,821
Variation margin receivable	2,911,494
Dividends receivable	2,287,454
Interest receivable	1,240,460
Other assets	132,073
Total assets	4,199,201,155
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $1,276,577,927)	1,278,799,119
Due to brokers (including Swedish Krona of $86,340, with a cost of $83,702, and
Swiss Francs of $940,976, with a cost of $927,646)	96,518,810
Payable for investment securities purchased	43,186,012
Withdrawals payable	28,070,143
Accrued incentive fees	27,987,197
Unrealized depreciation on total return swap contracts	14,050,267
Unrealized depreciation on forward contracts	8,036,483
Due to custodian (Euros of $6,383,711, with a cost of $6,437,112)	6,383,711
Management fees payable	3,564,924
Stock loan fee payable	2,387,607
Dividends payable on securities sold, not yet purchased	2,140,208
Distribution and shareholders servicing fees payable	1,562,235
Administration fees payable	293,724
Professional fees payable	102,375
Miscellaneous expenses payable	285,404
Total liabilities	1,513,368,219
Net Assets	$2,685,832,936
Net assets
Represented by:
Shares of beneficial interest at $0.001 par value; unlimited shares authorized	$167,573
Additional paid-in-capital	1,804,487,344
Accumulated net investment income/(loss)	(203,169,895)
Accumulated net realized gain/(loss) of investment transactions, foreign currency
transactions and total return swap contracts	5,955,272
Net unrealized appreciation/depreciation of investments, foreign currency and total
return swap contracts	1,078,392,642
Net Assets	$2,685,832,936

	Shares issued and outstanding	Net Asset Value per share	Net Assets
Class A	141,288,421.67	$16.67	$2,355,899,289
Class W	26,284,801.00	$12.55	$329,933,647

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

		March 31, 2018
Shares		Fair Value
	Investments in Securities—121.50%
	Common Stocks—116.51%
	Brazil—0.23%
	Finance–Credit Card—0.23%
160,898	Pagseguro Digital Ltd *	$6,165,611
	Total Brazil (cost $5,155,245)	$6,165,611
	Canada—0.55%
	Retail–Restaurants—0.55%
260,214	Restaurant Brands International Inc	14,811,381
	Total Canada (cost $15,458,000)	$14,811,381
	China—10.57%
	E-Commerce / Products—3.27%
478,497	Alibaba Group Holding Ltd ADR * (a)	87,823,339
	Entertainment Software—1.21%
116,167	NetEase Inc ADR	32,572,065
	Internet Application Software—2.96%
1,522,700	Tencent Holdings Ltd	79,469,174
	Internet Content–Information / Networks—2.42%
623,141	SINA Corp * (a)	64,974,912
	Retail–Restaurants—0.71%
459,808	Yum China Holdings Inc	19,082,032
	Total China (cost $168,419,986)	$283,921,522
	Germany—2.73%
	Athletic Footwear—2.73%
303,733	adidas AG	73,457,827
	Total Germany (cost $59,213,993)	$73,457,827
	Finland—0.17%
	Wireless Equipment—0.17%
836,052	Nokia OYJ ADR	4,573,204
	Total Finland (cost $4,911,874)	$4,573,204
	France—3.83%
	Aerospace / Defense–Equipment—2.49%
579,531	Airbus SE	66,854,656
	Entertainment Software—1.34%
426,121	UBISOFT Entertainment SA *	35,908,928
	Total France (cost $83,575,878)	$102,763,584

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2018
Shares		Fair Value
	Common Stocks (continued)
	Hong Kong—1.42%
	Energy–Alternate Sources—1.42%
27,130,000	China Everbright International Ltd	$38,024,795
	Total Hong Kong (cost $16,734,766)	$38,024,795
	Ireland—0.08%
	Medical–Biomedical / Genetics—0.08%
737,627	Amarin Corp PLC ADR *	2,220,257
	Total Ireland (cost $3,250,165)	$2,220,257
	Israel—0.50%
	Electronic Measuring Instruments—0.50%
216,115	Orbotech Ltd *	13,438,031
	Total Israel (cost $11,300,786)	$13,438,031
	Japan—10.35%
	Audio / Video Products—2.30%
1,288,500	Sony Corp	61,911,001
	Chemicals–Diversified—0.41%
151,300	Nitto Denko Corp	11,256,094
	Chemicals–Specialty—1.79%
469,300	Shin-Etsu Chemical Co Ltd	47,989,069
	Cosmetics & Toiletries—0.45%
189,200	Shiseido Co Ltd	12,076,066
	Electronic Components–Miscellaneous—0.44%
481,900	Alps Electric Co Ltd	11,735,976
	E-Marketing / Information—0.65%
340,800	CyberAgent Inc	17,432,553
	Entertainment Software—1.42%
358,500	Konami Holdings Corp	17,933,427
452,200	Square Enix Holdings Co Ltd	20,175,731
		38,109,158
	Finance–Other Services—1.93%
2,807,738	Japan Exchange Group Inc	51,877,811
	Machine Tools & Related Products—0.33%
215,000	THK Co Ltd	8,743,535
	Metal Products–Distribution—0.63%
619,773	MISUMI Group Inc	16,871,113
	Total Japan (cost $204,846,561)	$278,002,376
	Singapore—0.15%
	Computer Services—0.15%
361,236	Sea Ltd ADR	4,071,130
	Total Singapore (cost $5,581,984)	$4,071,130
	Taiwan—0.40%
	Semiconductor Components–Integrated Circuits—0.40%
245,723	Taiwan Semiconductor Manufacturing Co Ltd ADR	10,752,838
	Total Taiwan (cost $11,009,486)	$10,752,838

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2018
Shares		Fair Value
	Common Stocks (continued)
	United States—85.53%
	Aerospace / Defense—6.88%
232,765	Boeing Co	$76,318,988
169,856	General Dynamics Corp (a)	37,521,190
127,575	Northrop Grumman Corp	44,538,984
122,821	Raytheon Co	26,507,228
		184,886,390
	Applications Software—4.92%
287,670	Five9 Inc *	8,569,689
152,009	HubSpot Inc *	16,462,575
1,172,540	Microsoft Corp	107,017,726
		132,049,990
	Building Products–Cement / Aggregate—1.30%
85,031	Martin Marietta Materials Inc	17,626,926
151,792	Vulcan Materials Co (a)	17,330,093
		34,957,019
	Coatings / Paint—2.13%
145,736	Sherwin-Williams Co	57,146,000
	Commercial Services–Finance—2.22%
466,213	Global Payments Inc	51,992,074
132,392	TransUnion	7,517,218
		59,509,292
	Commercial Services—0.85%
134,016	Cintas Corp (a)	22,860,449
	Computer Aided Design—5.80%
231,348	Aspen Technology Inc * (a)	18,251,044
1,714,721	Cadence Design Systems Inc * (a)	63,050,291
894,238	Synopsys Inc * (a)	74,436,371
		155,737,706
	Computer Software—2.65%
3,800	Dropbox Inc *	118,750
1,325,022	SS&C Technologies Holdings Inc	71,074,180
		71,192,930
	Computers–Integrated Systems—0.33%
183,221	Mercury Systems Inc *	8,853,239
	Distribution / Wholesale—1.03%
512,715	KAR Auction Services Inc	27,789,153
	E-Commerce / Products—4.35%
80,782	Amazon.com Inc * (a)	116,919,020
	Electronic Components–Semiconductors—5.96%
150,998	Broadcom Ltd	35,582,679
490,775	Microchip Technology Inc	44,837,204
342,021	Micron Technology Inc *	17,832,975
855,220	Xilinx Inc (a)	61,781,093
		160,033,951

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2018
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Enterprise Software / Services—1.56%
310,192	Apptio Inc *	$8,790,841
266,015	Blackline Inc *	10,430,448
495,807	Coupa Software Inc *	22,618,715
		41,840,004
	Entertainment Software—7.94%
1,304,560	Activision Blizzard Inc (a)	88,005,618
639,441	Electronic Arts Inc * (a)	77,525,827
487,620	Take-Two Interactive Software Inc *	47,679,484
		213,210,929
	Finance–Credit Card—4.62%
396,292	MasterCard Inc, Class A (a)	69,414,507
457,916	Visa Inc, Class A (a)	54,775,912
		124,190,419
	Finance–Other Services—4.50%
242,460	CME Group Inc (a)	39,215,480
1,124,100	Intercontinental Exchange Inc	81,519,732
		120,735,212
	Internet Application Software—1.69%
681,289	Okta Inc *	27,149,367
380,259	Zendesk Inc *	18,202,998
		45,352,365
	Internet Content–Entertainment—4.02%
537,301	Facebook Inc, Class A *	85,855,327
760,047	Twitter Inc *	22,048,963
		107,904,290
	Internet Security—0.25%
239,081	Zscaler Inc *	6,711,004
	Internet Telephony—1.13%
394,161	8x8 Inc *	7,351,103
363,186	RingCentral Inc *	23,062,311
		30,413,414
	Machinery–Electric Utilities—1.13%
479,219	BWX Technologies Inc (a)	30,444,783
	Medical–Biomedical / Genetics—1.39%
565,550	Adverum Biotechnologies Inc *	3,280,190
38,916	Blueprint Medicines Corp *	3,568,597
342,146	Celgene Corp * (a)	30,522,845
		37,371,632
	REITS–Diversified—5.08%
465,636	American Tower Corp (a)	67,675,536
164,728	Equinix Inc (a)	68,879,366
		136,554,902

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2018
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail–Automobile—0.72%
378,241	Copart Inc *	$19,263,814
	Retail–Discount—2.22%
628,787	Dollar Tree Inc * (a)	59,671,886
	Retail–Restaurants—1.12%
352,001	Yum! Brands Inc (a)	29,965,845
	Semiconductor Components–Integrated Circuits—3.40%
1,003,377	Analog Devices Inc (a)	91,437,746
	Semiconductor Equipment—5.00%
689,715	Applied Materials Inc (a)	38,355,051
298,063	Lam Research Corp (a)	60,554,479
775,239	Teradyne Inc (a)	35,436,175
		134,345,705
	Telecommunication Services—0.21%
360,880	Switch Inc	5,741,601
	Telephone–Integrated—0.37%
288,685	Zayo Group Holdings Inc * (a)	9,861,480
	Therapeutics—0.76%
248,302	Agios Pharmaceuticals Inc * (a)	20,306,138
	Total United States (cost $1,563,588,682)	$2,297,258,308
	Total Common Stocks (cost $2,153,047,406)	$3,129,460,864

	Short-Term Securities—4.70%
	United States—4.70%
126,151,646	Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.38% (a) (b)	126,151,646
	Total United States (cost $126,151,646)	$126,151,646
	Total Short-Term Securities (cost $126,151,646)	$126,151,646

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2018
Par		Fair Value
	Convertible Bond—0.29%
	United States—0.29%
	E-Commerce / Services—0.29%
4,825,000	Priceline Group Inc, 0.35% Debenture due 06/15/2020	$7,746,427
	Total United States (cost $5,582,570)	$7,746,427
	Total Convertible Bond (cost $5,582,570)	$7,746,427
	Total Investments in Securities (cost $2,284,781,622)—121.50%	$3,263,358,937
	Other Liabilities in Excess of Assets—(21.50%)	$(577,526,001)
	Net Assets—100.00%	$2,685,832,936
(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.
(b)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018. $96,617,227 is pledged in a collateral account at the Custodian for Total Return Swap Contracts.
*	Non-income producing security.
ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

March 31, 2018
Percentage of
Investments in Securities – By Industry	Net Assets (%)
Aerospace / Defense	6.88
Aerospace / Defense – Equipment	2.49
Applications Software	4.92
Athletic Footwear	2.73
Audio / Video Products	2.30
Building Products – Cement / Aggregate	1.30
Chemicals – Diversified	0.41
Chemicals – Specialty	1.79
Coatings / Paint	2.13
Commercial Services – Finance	2.22
Commercial Services	0.85
Computer Aided Design	5.80
Computer Services	0.15
Computer Software	2.65
Computers – Integrated Systems	0.33
Cosmetics & Toiletries	0.45
Distribution / Wholesale	1.03
E-Commerce / Products	7.62
E-Commerce / Services	0.29
E-Marketing / Information	0.65
Electronic Components – Miscellaneous	0.44
Electronic Components – Semiconductors	5.96
Electronic Measuring Instruments	0.50
Energy – Alternate Sources	1.42
Enterprise Software / Services	1.56
Entertainment Software	11.91
Finance – Credit Card	4.85
Finance – Other Services	6.43
Internet Application Software	4.65
Internet Content – Entertainment	4.02
Internet Content – Information / Networks	2.42
Internet Security	0.25
Internet Telephony	1.13
Machine Tools & Related Products	0.33
Machinery – Electric Utilities	1.13
Medical – Biomedical / Genetics	1.47
Metal Products – Distribution	0.63
REITS – Diversified	5.08
Retail – Automobile	0.72
Retail – Discount	2.22
Retail – Restaurants	2.38
Short-Term Securities	4.70
Semiconductor Components – Integrated Circuits	3.80
Semiconductor Equipment	5.00
Telecommunication Services	0.21
Telephone – Integrated	0.37
Therapeutics	0.76
Wireless Equipment	0.17
Total Investments in Securities	121.50%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional			March 31, 2018
Amount (USD)	Contracts		Fair Value
		Purchased Options—10.71%
		Equity Options—10.70%
		Equity Call Options—8.22%
		Argentina—1.07%
		E-Commerce / Services—1.07%
$49,192,000	1,892	MercadoLibre Inc, 06/15/2018, $260.00	$19,014,600
59,874,000	1,761	MercadoLibre Inc, 09/21/2018, $340.00	9,808,770
		Total Argentina (cost $30,453,415)	$28,823,370
		China—0.51%
		E-Commerce / Products—0.51%
30,236,000	7,559	JD.com Inc ADR, 06/15/2018, $40.00	2,260,141
92,718,600	23,774	JD.com Inc ADR, 09/21/2018, $39.00	11,411,520
		Total China (cost $25,402,993)	$13,671,661
		United States—6.64%
		Automobile–Cars / Light Trucks—0.02%
35,885,384	30,232	Ford Motor Co, 06/15/2018, $11.87	513,944
		Beverage–Non-alcoholic—0.01%
50,722,400	10,792	Coca-Cola Co, 06/15/2018, $47.00	259,008
		Commercial Services–Finance—0.90%
29,480,100	7,559	Square Inc, 06/15/2018, $39.00	8,655,055
50,160,000	12,540	Square Inc, 09/21/2018, $40.00	15,486,900
			24,141,955
		Computers—0.51%
99,765,000	6,651	Apple Inc, 06/15/2018, $150.00	13,800,825
		Consumer Products–Miscellaneous—0.02%
46,475,000	3,575	Kimberly-Clark Corp, 04/20/2018, $130.00	17,875
45,600,000	3,800	Kimberly-Clark Corp, 07/20/2018, $120.00	627,000
			644,875
		Cosmetics & Toiletries—0.00%
133,079,750	14,387	Proctor & Gamble Co, 06/15/2018, $92.50	71,935
		Diversified Manufacturing Operations—0.03%
34,169,600	17,984	General Electric Co, 06/15/2018, $19.00	53,952
36,497,500	14,599	General Electric Co, 06/15/2018, $25.00	14,599
45,601,600	28,501	General Electric Co, 09/21/2018, $16.00	855,030
			923,581
		E-Commerce / Products—0.66%
43,964,000	379	Amazon.com Inc, 06/15/2018, $1,160.00	11,703,520
21,303,000	7,101	eBay Inc, 04/20/2018, $30.00	6,106,860
			17,810,380
		Electronic Components–Semiconductors—1.17%
72,556,800	15,116	Intel Corp, 06/15/2018, $48.00	7,935,900
43,652,000	10,913	Micron Technology Inc, 04/20/2018, $40.00	13,313,860
35,910,000	1,890	NVIDIA Corp, 09/21/2018, $190.00	10,120,950
			31,370,710

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional			March 31, 2018
Amount (USD)	Contracts		Fair Value
		Equity Call Options (continued)
		United States (continued)
		Enterprise Software / Services—0.34%
$39,669,000	3,778	Workday Inc, 06/15/2018, $105.00	$9,218,320
		Entertainment Software—0.13%
23,637,500	3,782	Activision Blizzard Inc, 08/17/2018, $62.50	3,384,890
		Internet Content–Entertainment—2.39%
13,775,000	950	Facebook Inc, Class A, 08/17/2018, $145.00	2,185,000
58,208,000	3,638	Netflix Inc, 06/15/2018, $160.00	49,058,430
22,708,000	11,354	Twitter Inc, 06/15/2018, $20.00	10,729,530
9,500,000	3,800	Twitter Inc, 06/15/2018, $25.00	2,090,000
			64,062,960
		Medical–Biomedical / Genetics—0.03%
18,163,200	7,568	Exelixis Inc, 05/18/2018, $24.00	870,320
		Retail–Apparel / Shoes—0.02%
13,300,000	3,800	Gap Inc, 09/21/2018, $35.00	570,000
		Retail–Building Products—0.28%
58,208,000	7,276	Lowe's Cos Inc, 07/20/2018, $80.00	7,421,520
		Retail–Discount—0.07%
31,745,000	4,535	Target Corp, 07/20/2018, $70.00	1,745,975
		Sector Fund–Real Estate—0.00%
90,644,400	10,791	iShares U.S. Real Estate ETF, 06/15/2018, $84.00	43,164
		Sector Fund–Utility—0.00%
41,467,500	7,275	Utilities Select Sector SPDR Fund ETF, 06/15/2018, $57.00	36,375
		Semiconductor Equipment—0.06%
7,604,000	1,901	Teradyne Inc, 10/19/2018, $40.00	1,596,840
		Total United States (cost $152,609,097)	$178,487,577
		Total Equity Call Options (cost $208,465,505)	$220,982,608

		Equity Put Options—2.48%
		United States—2.48%
		Food–Miscellaneous / Diversified—0.01%
31,350,000	5,700	General Mills Inc, 10/19/2018, $55.00	210,900
		Growth & Income–Large Cap—2.26%
493,514,000	35,251	PowerShares QQQ Trust Series 1 ETF, 06/15/2018, $140.00	6,486,184
180,022,700	12,589	PowerShares QQQ Trust Series 1 ETF, 06/15/2018, $143.00	2,832,525
563,607,400	37,826	PowerShares QQQ Trust Series 1 ETF, 06/15/2018, $149.00	12,633,884
644,319,500	41,569	PowerShares QQQ Trust Series 1 ETF, 06/15/2018, $155.00	20,327,241
353,134,200	13,226	SPDR S&P 500 ETF Trust, 09/21/2018, $267.00	18,423,818
			60,703,652

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional			March 31, 2018
Amount (USD)	Contracts		Fair Value
		Equity Put Options (continued)
		United States (continued)
		Sector Fund–Technology—0.21%
$108,825,600	11,336	VanEck Vectors Semiconductor ETF, 05/18/2018, $96.00	$2,199,185
74,146,800	7,566	VanEck Vectors Semiconductor ETF, 08/17/2018, $98.00	3,404,700
			5,603,885
		Total United States (cost $61,891,889)	$66,518,437
		Total Equity Put Options (cost $61,891,889)	$66,518,437
		Total Equity Options (cost $270,357,394)	$287,501,045

		Currency Put Options—0.01%
		United States—0.01%
		Currency—0.01%
145,503,649	145,503,649	USD / CNH, 06/15/2018, $6.90	20,005
89,962,656	89,962,656	USD / CNH, 06/15/2018, $7.25	2,288
132,394,530	132,394,530	USD / CNH, 09/14/2018, $6.80	201,889
			224,182
		Total United States (cost $2,046,551)	$224,182
		Total Currency Put Options (cost $2,046,551)	$224,182
		Total Purchased Options (cost $272,403,945)	$287,725,227
ADR	American Depositary Receipt
CNH	Chinese Renminbi Yuan
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts
USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

March 31, 2018
Percentage of
Purchased Options – By Industry	Net Assets (%)
Automobile – Cars /
Light Trucks	0.02
Beverage – Non–alcoholic	0.01
Commercial Services – Finance	0.90
Computers	0.51
Consumer Products –
Miscellaneous	0.02
Cosmetics & Toiletries	0.00
Currency	0.01
Diversified Manufacturing
Operations	0.03
E-Commerce / Products	1.17
E-Commerce / Services	1.07
Electronic Components –
Semiconductors	1.17
Enterprise Software / Services	0.34
Entertainment Software	0.13
Food – Miscellaneous /
Diversified	0.01
Growth & Income – Large Cap	2.26
Internet Content – Entertainment	2.39
Medical – Biomedical / Genetics	0.03
Retail – Apparel / Shoes	0.02
Retail – Building Products	0.28
Retail – Discount	0.07
Sector Fund – Real Estate	0.00
Sector Fund – Technology	0.21
Sector Fund – Utility	0.00
Semiconductor Equipment	0.06
Total Purchased Options	10.71%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

		March 31, 2018
Shares		Fair Value
	Securities Sold, Not Yet Purchased—47.61%
	Common Stocks—43.94%
	Argentina—0.09%
	E-Commerce / Services—0.09%
7,045	MercadoLibre Inc	$2,510,768
	Total Argentina (proceeds $2,664,287)	$2,510,768
	China—0.74%
	Computers—0.15%
7,624,000	Lenovo Group Ltd	3,895,396
	E-Commerce / Products—0.19%
123,089	JD.com Inc ADR	4,983,874
	Metal Processors & Fabrication—0.15%
6,610,800	China Zhongwang Holdings Ltd	3,925,223
	Semiconductor Components–Integrated Circuits—0.25%
5,220,500	Semiconductor Manufacturing International Corp	6,824,705
	Total China (proceeds $23,963,163)	$19,629,198
	Hong Kong—1.59%
	Distribution / Wholesale—0.10%
5,500,000	Li & Fung Ltd	2,691,029
	Electric–Integrated—0.86%
546,000	CLP Holdings Ltd	5,558,580
1,966,000	Power Assets Holdings Ltd	17,522,483
		23,081,063
	Gas–Distribution—0.63%
8,273,540	Hong Kong & China Gas Co Ltd	16,993,421
	Total Hong Kong (proceeds $39,084,730)	$42,765,513
	India—0.73%
	Computer Services—0.73%
843,621	Infosys Ltd ADR	15,058,635
872,869	Wipro Ltd ADR	4,504,004
		19,562,639
	Total India (proceeds $18,451,057)	$19,562,639
	Japan—3.33%
	Automobile–Cars / Light Trucks—0.84%
173,535	Toyota Motor Corp ADR	22,623,758
	Electric Products–Miscellaneous—0.19%
340,100	Casio Computer Co Ltd	5,001,565
	Electric–Integrated—0.62%
452,100	Chubu Electric Power Co Inc	6,448,855
794,721	Kansai Electric Power Co Inc	10,304,845
		16,753,700
	Office Automation & Equipment—0.61%
456,100	Canon Inc	16,511,378
	Photo Equipment & Supplies—0.23%
342,000	Nikon Corp	6,106,798

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2018
Shares		Fair Value
	Common Stocks (continued)
	Japan (continued)
	Retail–Apparel / Shoes—0.84%
57,200	Fast Retailing Co Ltd	$22,557,292
	Total Japan (proceeds $83,743,244)	$89,554,491
	Netherlands—1.16%
	Semiconductor Equipment—1.16%
157,330	ASML Holding NV	31,239,445
	Total Netherlands (proceeds $31,868,363)	$31,239,445
	Sweden—0.18%
	Networking Products—0.18%
760,687	Telefonaktiebolaget LM Ericsson ADR	4,868,397
	Total Sweden (proceeds $5,075,039)	$4,868,397
	Switzerland—0.51%
	Electronic Components–Semiconductors—0.51%
608,885	STMicroelectronics NV	13,572,047
	Total Switzerland (proceeds $12,341,041)	$13,572,047
	Taiwan—0.09%
	Semiconductor Components–Integrated Circuits—0.09%
916,274	United Microelectronics Corp ADR	2,373,150
	Total Taiwan (proceeds $2,183,970)	$2,373,150
	United States—35.52%
	Advertising Agencies—0.98%
361,022	Omnicom Group Inc	26,235,469
	Apparel Manufacturers—0.50%
727,379	Hanesbrands Inc	13,398,321
	Automobile–Cars / Light Trucks—0.24%
584,284	Ford Motor Co	6,473,867
	Beverages–Non-alcoholic—1.77%
1,094,840	Coca-Cola Co	47,548,901
	Commercial Services–Finance—2.20%
998,701	Square Inc	49,136,089
520,273	Western Union Co	10,004,850
		59,140,939
	Computer Services—0.54%
366,590	Teradata Corp	14,542,625
	Consumer Products–Miscellaneous—1.70%
413,997	Kimberly-Clark Corp	45,593,490
	Cosmetics & Toiletries—3.45%
1,169,257	Proctor & Gamble Co	92,698,695
	Diversified Manufacturing Operations—0.31%
615,637	General Electric Co	8,298,787
	E-Commerce / Services—0.25%
3,204	Booking Holdings Inc	6,665,570

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2018
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Electric–Integrated—2.99%
442,473	Consolidated Edison Inc	$34,486,346
390,805	Duke Energy Corp	30,275,663
349,046	Southern Co	15,588,394
		80,350,403
	Electronic Components–Semiconductors—3.95%
681,175	Intel Corp	35,475,594
48,825	NVIDIA Corp	11,307,382
570,034	Texas Instruments Inc	59,220,832
		106,003,808
	Enterprise Software / Services—1.44%
304,020	Workday Inc	38,643,982
	Food–Miscellaneous / Diversified—0.70%
418,025	General Mills Inc	18,836,207
	Internet Content–Entertainment—3.81%
346,779	Netflix Inc	102,421,178
	Medical–Biomedical / Genetics—0.21%
256,874	Exelixis Inc	5,689,759
	Motorcycle / Motor Scooter—0.51%
319,744	Harley-Davidson Inc	13,710,623
	Real Estate Management / Services—0.15%
151,165	Realogy Holdings Corp	4,123,781
	REITS–Apartments—0.71%
116,420	AvalonBay Communities Inc	19,146,433
	REITS–Diversified—0.41%
164,000	Vornado Realty Trust	11,037,200
	REITS–Health Care—0.45%
245,876	Ventas Inc	12,178,238
	REITS–Office Property—0.53%
40,443	Boston Properties Inc	4,983,386
94,840	SL Green Realty Corp	9,183,357
		14,166,743
	REITS–Regional Malls—1.00%
95,006	Macerich Co	5,322,236
139,831	Simon Property Group Inc	21,582,915
		26,905,151
	REITS–Shopping Centers—0.71%
93,811	Federal Realty Investment Trust	10,892,395
139,959	Regency Centers Corp	8,254,782
		19,147,177
	REITS–Storage—0.99%
119,319	Extra Space Storage Inc	10,423,708
80,451	Public Storage	16,121,576
		26,545,284

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2018
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail–Apparel / Shoes—0.72%
729,370	Ascena Retail Group Inc	$1,466,034
572,073	Chico’s FAS Inc	5,171,540
248,916	Gap Inc	7,766,179
198,732	Tailored Brands Inc	4,980,224
		19,383,977
	Retail–Arts & Crafts—0.38%
511,573	Michaels Cos Inc	10,083,104
	Retail–Automobile – 0.37%
161,511	Bed Bath & Beyond Inc	10,003,991
	Retail–Bedding—0.15%
188,245	Bed Bath & Beyond Inc	3,951,263
	Retail–Discount—0.98%
378,155	Target Corp	26,255,302
	Retail–Mail Order—0.30%
154,433	Williams-Sonoma Inc	8,147,885
	Retail–Miscellaneous / Diversified—0.29%
472,084	Sally Beauty Holdings Inc	7,765,782
	Retail–Regional Department Stores—0.85%
112,329	Dillard’s Inc, Class A	9,024,512
209,076	Kohl’s Corp	13,696,569
		22,721,081
	Retail–Restaurants—0.63%
214,538	Cheesecake Factory Inc	10,345,022
114,008	Starbucks Corp	6,599,923
		16,944,945
	Transport–Services—0.35%
99,443	CH Robinson Worldwide Inc	9,318,799
	Total United States (proceeds $958,723,266)	$954,078,760
	Total Common Stocks (proceeds $1,178,098,160)	$1,180,154,408

	Exchange Traded Funds—3.67%
	United States—3.67%
	Corporate / Preferred—1.10%
380,024	Vanguard Short-Term Corporate Bond ETF	29,805,282
	Global Debt—1.39%
475,030	Vanguard Short-Term Bond ETF	37,261,353
	Government / Agency–Short Term—1.18%
377,909	iShares 1-3 Year Treasury Bond ETF	31,578,076
	Total United States (proceeds $98,479,767)	$98,644,711
	Total Exchange Traded Funds (proceeds $98,479,767)	$98,644,711
	Total Securities Sold, Not Yet Purchased (proceeds $1,276,577,927)	$1,278,799,119

ADR	American Depositary Receipt
ETF	Exchange Traded Fund REITS Real Estate Investment Trusts
REITS	Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

March 31, 2018
Securities Sold,	Percentage of
Not Yet Purchased – By Industry	Net Assets (%)
Advertising Agencies	0.98
Apparel Manufacturers	0.50
Automobile – Cars /
Light Trucks	1.08
Beverages – Non-alcoholic	1.77
Commercial Services – Finance	2.20
Computers	0.15
Computer Services	1.27
Consumer Products –
Miscellaneous	1.70
Corporate / Preferred	1.10
Cosmetics & Toiletries	3.45
Distribution / Wholesale	0.10
Diversified Manufacturing
Operations	0.31
E-Commerce / Products	0.19
E-Commerce / Services	0.34
Electric – Integrated	4.47
Electric Products –
Miscellaneous	0.19
Electronic Components –
Semiconductors	4.46
Enterprise Software / Services	1.44
Food – Miscellaneous /
Diversified	0.70
Gas – Distribution	0.63
Global Debt	1.39
Government / Agency –
Short Term	1.18
Internet Content – Entertainment	3.81
Medical – Biomedical / Genetics	0.21
Metal Processors & Fabrication	0.15
Motorcycle / Motor Scooter	0.51
Networking Products	0.18
Office Automation & Equipment	0.61
Photo Equipment & Supplies	0.23
Real Estate Management /
Services	0.15
REITS – Apartments	0.71
REITS – Diversified	0.41
REITS – Health Care	0.45
REITS – Office Property	0.53
REITS – Regional Malls	1.00
REITS – Shopping Centers	0.71
REITS – Storage	0.99
Retail – Apparel / Shoes	1.56
Retail – Arts & Crafts	0.38
Retail – Automobile	0.37
Retail – Bedding	0.15
Retail – Discount	0.98
Retail – Mail Order	0.30
Retail – Miscellaneous /
Diversified	0.29
Retail – Regional
Department Stores	0.85
Retail – Restaurants	0.63
Semiconductor Components –
Integrated Circuits	0.34
Semiconductor Equipment	1.16
Transport – Services	0.35
Total Securities Sold,
Not Yet Purchased	47.61%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

			March 31, 2018
Notional			Unrealized
Amount	Maturity		Appreciation /
(USD)	Date*		Depreciation***
	Swap Contracts—3.52%
	Total Return Swap Contracts—Appreciation—4.04%
	Australia—0.04%
	Commercial Banks Non-US—0.02%
$(22,828,122)	12/23/2019	Australia & New Zealand Banking Group Ltd	$527,075
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Australia & New Zealand Banking Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Food–Retail—0.02%
(23,384,267)	12/23/2019	Woolworths Group Ltd	642,400
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Woolworths Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$1,169,475
	Japan—0.13%
	Electric - Integrated—0.09%
(8,966,627)	3/4/2019	Tokyo Electric Power Co Inc	2,468,556
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Office Automation & Equipment—0.04%
(7,135,374)	3/4/2019	Konica Minolta Holdings Inc	976,015
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Holdings Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$3,444,571

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2018
Notional			Unrealized
Amount	Maturity		Appreciation /
(USD)	Date*		Depreciation***
	Total Return Swap Contracts—Appreciation (continued)
	South Korea—1.74%
	Electronic Components–Semiconductors—1.74%
$38,771,805	3/4/2019	Samsung Electronics Co Ltd	$46,636,889
		Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
	Total South Korea		$46,636,889
	Spain—0.31%
	Food–Retail—0.07%
(6,214,428)	2/25/2019	Distribuidora Internacional de Alimentacion SA	1,937,707
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Satellite Telecommunications—0.24%
13,336,854	2/25/2019	Cellnex Telecom SAU	6,410,777
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SAU in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Spain		$8,348,484
	United Kingdom—0.22%
	Retail–Discount—0.10%
8,452,660	12/10/2018	B&M European Value Retail SA	2,581,780
		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Retail–Major Department Store—0.12%
(14,065,346)	12/10/2018	Marks & Spencer Group PLC	3,178,983
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$5,760,763

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2018
Notional			Unrealized
Amount	Maturity		Appreciation /
(USD)	Date*		Depreciation***
	Total Return Swap Contracts—Appreciation (continued)
	United States—1.60%
	Private Equity—0.15%
$13,989,931	3/4/2019	Blackstone Group LP	$2,285,155
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Blackstone Group LP in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
21,449,281	3/4/2019	KKR & Co LP	1,831,509
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of KKR & Co LP in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
			4,116,664
	Web Portals / ISP—1.45%
53,744,648	3/4/2019	Alphabet Inc, Class A	38,984,915
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$43,101,579
	Total Return Swap Contracts - Appreciation ****		$108,461,761

	Total Return Swap Contracts - Depreciation—0.52%
	Australia—0.07%
	Commercial Banks Non-U.S.—0.00%
(20,813,290)	12/23/2019	Westpac Banking Corp	41,290
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Food–Retail—0.07%
(30,600,882)	12/23/2019	Wesfarmers Ltd	1,839,960
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$1,881,250

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2018
Notional			Unrealized
Amount	Maturity		Appreciation /
(USD)	Date*		Depreciation***
	Total Return Swap Contracts - Depreciation (continued)
	Japan—0.02%
	Gas–Distribution—0.01%
$(25,750,729)	3/4/2019	Osaka Gas Co Ltd	$247,575
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Osaka Gas Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Office Automation & Equipment—0.01%
(15,966,444)	3/4/2019	Ricoh Co Ltd	412,299
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$659,874
	Netherlands–0.12%
	Food–Retail—0.12%
(15,943,540)	2/25/2019	Koninklijke Ahold Delhaize NV	3,171,297
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Koninklijke Ahold Delhaize NV in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.
	Total Netherlands		$3,171,297
	Taiwan—0.17%
	Computers–Peripheral Equipment—0.01%
(14,253,941)	3/4/2019	Innolux Display Corp	233,693
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 3.13%**.
	Electronic Components–Miscellaneous—0.09%
(15,308,440)	3/4/2019	AU Optronics Corp	2,365,089
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 3.75%**.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2018
Notional			Unrealized
Amount	Maturity		Appreciation /
(USD)	Date*		Depreciation***
	Total Return Swap Contracts - Depreciation (continued)
	Taiwan (continued)
	Semiconductor Components–Integrated Circuits—0.07%
$(5,245,667)	3/4/2019	United Microelectronics Corp	$1,915,695
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Taiwan		$4,514,477
	United Kingdom—0.08%
	Food–Retail—0.04%
(5,292,423)	12/10/2018	Tesco PLC	996,427
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Retail–Apparel / Shoes—0.04%
(16,231,338)	12/10/2018	Next PLC	1,168,013
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$2,164,440
	United States—0.06%
	Private Equity—0.06%
17,930,080	3/4/2019	Carlyle Group LP	1,658,929
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group LP in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
	Total United States		$1,658,929
	Total Return Swap Contracts–Depreciation *****		$14,050,267
	Total Swap Contracts, net		$94,411,494
*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**

The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of March 31, 2018.

***

The fair value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the fair value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.

****

Includes all Total Return Swap Contracts in an appreciated position. The unrealized appreciation of these contracts is included as Unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

*****

Includes all Total Return Swap Contracts in a depreciated position. The unrealized depreciation amounts of these contracts is included as Unrealized depreciation on total return swap contracts in the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

March 31, 2018
Percentage of
Swap Contracts - By Industry	Net Assets (%)
Commercial Banks Non-U.S.	0.02
Computers – Peripheral Equipment	(0.01)
Electric – Integrated	0.09
Electronic Components – Miscellaneous	(0.09)
Electronic Components – Semiconductors	1.74
Food – Retail	(0.14)
Gas – Distribution	(0.01)
Office Automation & Equipment	0.03
Private Equity	0.09
Retail – Apparel / Shoes	(0.04)
Retail – Discount	0.10
Retail – Major Department Store	0.12
Satellite Telecommunications	0.24
Semiconductor Components – Integrated Circuits	(0.07)
Web Portals / ISP	1.45
Total Swap Contracts	3.52%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF FORWARD CONTRACTS (Unaudited)

						March 31, 2018
						Unrealized
	Settlement	Currency	Contracts	Currency	Contracts	Appreciation /
Counterparty	Date	Sold	to Deliver	Bought	to be Received	Depreciation
Forward Contracts –
Depreciation—0.30%
Morgan Stanley & Co., Inc	4/12/2018	CNH	445,526,684	USD	62,815,707	$8,036,483
Total Forward Contracts –
Depreciation						$8,036,483
CNH	Chinese Renminbi Yuan
USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF FORWARD CONTRACTS (Unaudited) (concluded)

March 31, 2018
Percentage of
Forward Contracts	Net Assets (%)
Currency	(0.30)
Total Forward Contracts	(0.30%)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF OPERATIONS (Unaudited)

For the
Six Months Ended
March 31, 2018
Investment Income
Dividends (net of foreign withholding tax of $336,360)	$12,329,162
Interest	6,861,253
Other	13,486
Total investment income	19,203,901

Expenses
Incentive Fee	28,021,689
Management fees	19,154,002
Dividends on securities sold, not yet purchased	12,555,900
Stock loan fees	12,418,377
Distribution and shareholder servicing fees - Class A Shares	8,469,322
Interest expense	1,603,585
Administration fees	670,683
Professional fees	291,483
Transfer agent fees	248,398
Custody fees	213,551
Insurance expense	65,249
Registration fees	60,526
Trustees’ fees	30,000
Miscellaneous expense	338,283
Total expenses	84,141,048
Net investment loss	(64,937,147)

Net realized gain/(loss) and net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, forward contracts, purchased options and total return swap contracts

Net realized gain/(loss) from investment activities, foreign currency transactions, forward contracts, purchased options and total return swap contracts
Investment securities of unaffiliated issuers	137,214,623
Purchased options	(114,750,106)
Securities sold, not yet purchased	26,422,030
Total return swap contracts	(10,372,029)
Foreign currency transactions	545,851
Net realized gain/(loss) from investment activities, foreign currency transactions, forward contracts, purchased options and total return swap contracts	39,060,369
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, forward contracts, purchased options and total return swap contracts
Investment securities of unaffiliated issuers	95,821,077
Purchased options.	38,304,943
Securities sold, not yet purchased	(1,861,173)
Total return swap contracts	9,843,507
Forward contracts	(4,646,860)
Foreign currency transactions	502,042
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, forward contracts, purchased options and total return swap contracts	137,963,536

Net realized gain/(loss) and net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, forward contracts, purchased options and total return swap contracts	177,023,905

Net increase in net assets resulting from operations	$112,086,758

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended
	March 31, 2018	For the Year Ended
	(Unaudited)	September 30, 2017
From operations:
Net investment loss	$(64,937,147)	$(151,506,655)
Net realized gain/(loss) from investment activities, foreign currency transactions, forward contracts, purchased options and total return swap contracts	39,060,369	74,933,079
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, forward contracts, purchased options and total return swap contracts	137,963,536	441,125,643

Net increase/(decrease) in net assets resulting from operations	112,086,758	364,552,067

Distributions to shareholders:

From net realized gain
Class A ($0.3606 and $0.15732 per share for each period respectively)	(47,400,112)	(18,767,780)
Class W ($0.3606 and $0.15732 per share for each period respectively)	(7,980,387)	(2,536,302)
Net decrease in net assets resulting from distributions to shareholders	(55,380,499)	(21,304,082)

From transactions in shares:
Proceeds from sales of shares
Class A	271,486,449	274,770,213
Class W	80,245,490	60,215,463
Total proceeds from sale of shares	351,731,939	334,985,676

Reinvestment of distributions
Class A	45,103,651	17,851,359
Class W	5,947,388	1,878,342
Total reinvestment of distributions	51,051,039	19,729,701

Payment for shares repurchased
Class A	(37,634,973)	(162,007,364)
Class W	(7,352,184)	(19,548,268)
Total payment for shares repurchased	(44,987,157)	(181,555,632)

Exchange of shares
Class A	(10,549,832)	(685,119)
Class W	10,549,832	685,119
Total exchange of shares	—	—

Net increase/(decrease) in net assets from transactions in shares	357,795,821	173,159,745

Net increase/(decrease) in net assets	414,502,080	516,407,730

Net assets at beginning of period	2,271,330,856	1,754,923,126

Net assets at end of period	$2,685,832,936	$2,271,330,856

Accumulated Undistributed Net Investment Loss	$(203,169,895)	$(138,232,748)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CASH FLOWS (Unaudited)

For the Six Months Ended
March 31, 2018
Cash flows from operating activities
Net increase in net assets resulting from operations	$112,086,758
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Proceeds from sales of long-term investment securities	1,883,059,923
Purchases of long-term investment securities	(2,016,243,512)
Proceeds from long-term securities sold short, not yet purchased	1,996,248,232
Cover of long-term securities sold short, not yet purchased	(1,772,420,218)
Proceeds from sales of short-term investment securities	90,080,442
Purchases of short-term investment securities	(77,529,354)
Proceeds from sales of short-term purchased options	61,719,536
Purchases of short-term purchased options	(313,613,456)
Proceeds from swap contracts	(10,372,029)
Amortization of market premium	182,608
Net realized (gain)/loss from investment activities, foreign currency transactions, forward contracts, purchased options and
total return swaps	(39,060,369)
Net change in unrealized (appreciation)/depreciation from investment activities, foreign currency transactions, forward contracts,
purchased options and total return swaps	(137,963,536)
Changes in assets and liabilities related to operations:
Decrease in deposits at brokers for securities sold, not yet purchased	54,466,875
Decrease in receivable for investment securities sold	4,263,026
Increase in cash collateral received for total return swap contracts	(6,920,000)
Decrease in due from brokers	3,939,216
Increase in variation margin receivable	(2,911,494)
Increase in dividends receivable	(312,344)
Increase in interest receivable	(107,647)
Increase in other assets	(65,385)
Decrease in payable for investment securities purchased	(62,464,848)
Decrease in due to brokers	(4,299,360)
Decrease in accrued incentive fees	(62,185,395)
Increase in management fees payable	749,073
Decrease in dividends payable on securities sold, not yet purchased	(123,052)
Increase in stock loan fee payable	331,333
Increase in distribution and shareholders servicing fees payable	302,484
Decrease in professional fees payable	(16,765)
Increase in administration fees payable	244,886
Decrease in variation margin payable	(12,013)
Increase in due to custodian	6,383,027
Increase in miscellaneous expenses payable	129,175
Net cash used in operating activities	(292,434,183)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CASH FLOWS (Unaudited) (concluded)

For the Six Months Ended
March 31, 2018
Cash flows from financing activities
Net proceeds from sale of shares	351,731,939
Distributions to shareholders, including the change in withdrawals payable	3,124,116
Payment for shares repurchased	(44,987,157)
Net cash provided by financing activities	309,868,898

Effect of exchange rate on cash	1,047,895
Net change in cash and cash equivalents	18,482,610
Cash and cash equivalents at beginning of period	42,280,337
Cash and cash equivalents at end of period	$60,762,947

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$1,494,527

Supplemental Disclosure of Non-Cash Financing Activities
Distributions to shareholders	$(55,380,499)
Reinvestment of distributions	$51,051,039

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited)

1. Organization

ACAP Strategic Fund (the “Fund”) was organized as a Delaware statutory trust in June 2009. The Fund commenced operations on March 1, 2010. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, offers to repurchase between 5% – 25% of its outstanding shares at their net asset value as of or prior to the end of each fiscal quarter. SilverBay Capital Management LLC serves as the investment adviser of the Fund (the “Adviser”). The Adviser is controlled by its sole member, Alkeon Capital Management, LLC (“Alkeon”). Both the Adviser and Alkeon are registered with the SEC as an investment adviser.

The Fund’s investment objective is to achieve maximum capital appreciation. The Fund pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that the Adviser believes are well positioned to benefit from demand for their products or services, including companies that can innovate or grow rapidly relative to their peers in their markets. The Fund also pursues its objective by effecting short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. The Fund may also borrow money for investment purposes (leverage). The use of short sales and leverage are speculative investment practices and involve a high degree of risk.

The Fund is authorized to issue an unlimited number of shares of beneficial interest (“Shares”), $0.001 par value. The minimum initial investment in the Fund by an investor is $100,000, subject to reduction at the discretion of an investor’s broker, dealer or other financial intermediary, but not below $50,000 (including a sales load, if applicable). Minimum subsequent investments must be at least $5,000 (including a sales load, if applicable). Investors may be charged a sales load up to a maximum of 3% on the amount they invest. The specific amount of the sales load is not fixed and will be determined by the investor and its broker, dealer or other financial intermediary. Shares may only be purchased through, and with funds drawn on, an investor’s brokerage account with brokers or dealers retained by Breakwater Group Distribution Services, LLC (the “Underwriter”) to act as selling agents to assist in the distribution of Shares (“Selling Agents”). Class A Shares are subject to a front-end sales charge of up to 3% of the amount invested and a distribution and shareholder servicing fee. Unlike Class A Shares, Class W Shares are not subject to any sales load or distribution and shareholder servicing fees. Class W Shares may be purchased through, and with funds drawn on, an investor’s “wrap-fee” account with a registered broker dealer or registered investment adviser retained by the Underwriter or the Adviser, as applicable, and whose financial advisor recommends their investment in the Fund. Shares of the Fund may be purchased only by investors who certify to the Fund or its agents that they have a net worth of more than $2,100,000 (excluding the value of the primary residence of such person and any debt secured by such property up to its current market value) or otherwise satisfy the definition of a “qualified client” under the Investment Advisers Act of 1940. Under certain circumstances (including where a Class A shareholder may be eligible to invest in Class W Shares), and only as authorized by the Underwriter or the Fund, Class A Shares may be exchanged for Class W Shares. Any such exchange would generally not be a taxable event for U.S. federal income tax purposes. If shares are exchanged, such transactions shall not be considered a repurchase from the Fund triggering a Fiscal Period (as defined below) end for purpose of calculation of the Incentive Fee (as defined below). As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at least 5% of its outstanding Shares at their net asset value at regular intervals. Currently, the Fund intends to offer to repurchase 25% of its outstanding Shares as of or prior to the end of each fiscal quarter. However, repurchase offers in excess of 5% of the Fund’s outstanding Shares for any particular fiscal quarter are entirely within the discretion of the Board of Trustees of the Fund (the “Board”) and, as a result, there can be no assurance that the Fund will make repurchase offers for amounts in excess of 5% of the outstanding Shares for any particular fiscal quarter.

Shares of the Fund are offered for purchase on a monthly basis in a continuous offering at their net asset value per share. Shares will be issued at the net asset value per share next computed after acceptance of an order to purchase shares. Purchase orders for shares sold in connection with a monthly offering must be received prior to the close of business on the day of the month specified by the Underwriter (typically the last business day of the month).

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited) (continued)

1. Organization (continued)

Purchase orders received in proper form will be accepted by the Fund and deposited monies will be invested in the Fund (net of the sales load, if applicable) as of the first business day of the next month following submission of an investor’s purchase order. The Fund reserves the right to suspend or terminate the offering of shares at any time.

The Board has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The persons comprising the Board (the “Trustees”) are not required to invest in the Fund or to own Shares. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires the Adviser to make estimates and assumptions in determining the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Adviser believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Net increase in net assets resulting from operations, as presented in the Statement of Operations, with the exception of the distribution and shareholder servicing fee, is allocated pro rata between Class A and Class W Shares based on the net asset value of each share class as compared to the Fund’s net asset value overall on a monthly basis. The distribution and shareholder servicing fee is allocated only to Class A Shares.

The Fund qualifies as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)Topic 946 Financial Services—Investment Companies and, therefore, is applying the specialized accounting and reporting guidance therein.

The following is a summary of the significant accounting policies of the Fund:

a. Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade date basis. The Fund employs the specific identification method of inventory accounting. Dividends are recorded on the ex-dividend date, net of foreign withholding tax, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income and expense are recorded on the accrual basis. Dividends on securities sold, not yet purchased are an expense to the Fund. The Fund amortizes premium and accretes discount on bonds using the effective yield method.

b. Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless the Adviser believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the six months ended March 31, 2018, no portfolio securities or liabilities were subject to Fair Value Determination.

The Fund follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts that use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity are categorized within Level 2 of the fair value hierarchy.

The Fund recognizes transfers into and out of levels of the fair value hierarchy at the end of the reporting period. There were no such transfers during the six months ended March 31, 2018.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Swap Contracts and the Schedule of Forward Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC Topic 820 fair value hierarchy levels as of March 31, 2018.

				Balance
	Level 1	Level 2	Level 3	March 31, 2018
Assets
Investment Securities
Common Stocks	$3,129,460,864	$—	$—	$3,129,460,864
Short-Term Securities	126,151,646	—	—	126,151,646
Convertible Bond	—	7,746,427	—	7,746,427
Purchased Options	287,501,045	224,182	—	287,725,227
Total Return Swap Contracts	—	108,461,761	—	108,461,761
Total Assets	$3,543,113,555	$116,432,370	$—	$3,659,545,925

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$1,180,154,408	$—	$—	$1,180,154,408
Exchange Traded Funds	98,644,711	—	—	98,644,711
Forward Contracts	—	8,036,483	—	8,036,483
Total Return Swap Contracts	—	14,050,267	—	14,050,267
Total Liabilities	$1,278,799,119	$22,086,750	$—	$1,300,885,869

c. Cash and Cash Equivalents

The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At March 31, 2018, the Fund held $48,426,915 in cash equivalents in a BNY Mellon Money Market Account, $3,141,820 in U.S. Dollars restricted cash and $9,194,212 in foreign currency cash balances. These amounts are presented in the Statement of Assets and Liabilities as cash and cash equivalents. Money market accounts are not subject to federally insured bank deposit limits.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

c. Cash and Cash Equivalents (continued)

The Fund maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

As further discussed in Note 2.f., the Fund has additional cash and cash equivalents on deposit with brokers primarily to satisfy margin and short sale requirements at March 31, 2018.

d. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with authoritative guidance. To the extent these differences are permanent, such amounts are reclassified within the capital account based on their federal tax basis treatment; temporary differences do not require such reclassification.

e. Income Taxes

Each year the Fund intends to operate in a manner to qualify as, and has elected to be treated as, a regulated investment company under subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Also, the Fund intends to distribute each year substantially all of its net investment company taxable income and net realized capital gains, if any, to shareholders and therefore not be required to pay federal income taxes. Accordingly, no provision for federal income or excise tax is required.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received.

f. Due to/from Brokers and Custodian

Due to/from brokers consists of U.S. dollar and foreign currency cash balances held at the Fund’s prime brokers (Morgan Stanley & Co., Inc., Merrill Lynch Professional Clearing Corp. and Credit Suisse Securities (USA) LLC). The Fund is charged interest on cash it borrows at agreed upon rates with its prime brokers. The amount due from broker primarily represents receivables for funds held by the broker which result from cash proceeds from the unwinding of swap positions and other trades. It is the Fund’s policy to monitor the credit standing of the broker and other financial institutions with which it conducts business. Due to custodian consists of debit cash balances generated through trading activities held at the Fund’s custodian, The Bank of New York Mellon (the “Custodian”). All amounts due to brokers and custodians will be paid within one year.

Cash balances held at the Fund’s prime brokers that result from proceeds of securities sold, not yet purchased are presented as part of deposits at brokers for securities sold, not yet purchased in the Statement of Assets and Liabilities.

g. Cash Collateral Received for Total Return Swap Contracts and Variation Margin Receivable/Payable

Cash is paid/received periodically (subject to certain thresholds) to/from the counterparty due to the appreciation or depreciation in the fair market values of the Fund’s swap instruments. Settled payments are recorded as Cash Collateral Received for total return swap contracts in the Statement of Assets and Liabilities. Variation Margin Receivable/Payable represents the amount of such payments due from/to counterparty which have not been settled in the Statement of Assets and Liabilities. As of March 31, 2018, the amount of such cash collateral received was $91,500,000 and the amount of Variation Margin Receivable was $2,911,494 as presented in the Statement of Assets and Liabilities. See also Note 12 below.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

h. Receivable for Investment Securities Sold and Payable for Investment Securities Purchased

Receivable for investment securities sold and Payable for investment securities purchased represents trades that occurred prior to the end of the Fiscal Period but have not settled as of the end of the Fiscal Period (as defined below). These amounts are presented in the Statement of Assets and Liabilities. It’s the Funds policy to monitor the credit risk of the brokers with which it conducts business.

i. Reclassification of Prior Period Amounts

Certain prior period amounts have been reclassified to conform to the current period presentation. Such changes had no effect on the net results of operations reported.

3. Management Fee

In consideration of management services provided by the Adviser and for services provided by the Adviser or an affiliate for certain administrative services, the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.50% of the Fund’s average daily net assets (the “Management Fee”), which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund’s assets and has the effect of reducing the net asset value of the Fund. For the six months ended March 31, 2018, Management Fees totaled $19,154,002, included in the Statement of Operations, of which $3,564,924 remained payable to the Adviser at the end of the reporting period and is included on the Statement of Assets and Liabilities.

4. Incentive Fee

The Fund also pays the Adviser a performance-based incentive fee (the “Incentive Fee”). The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits for all Fiscal Periods (defined below) exceed the balance of the loss carryforward account (described below), without duplication for any Incentive Fees paid during such fiscal year. The Fund also pays the Adviser the Incentive Fee in the event a Fiscal Period is triggered in connection with a Share repurchase offer by the Fund.

For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund as of the end of a Fiscal Period, increased by the dollar amount of Shares repurchased during the Fiscal Period (excluding Shares to be repurchased as of the last day of the Fiscal Period after determination of the Incentive Fee) and by the amount of dividends and other distributions paid to shareholders during the Fiscal Period and not reinvested in additional Shares (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), exceeds (b) the net assets of the Fund as of the beginning of the Fiscal Period, increased by the dollar amount of Shares issued during the Fiscal Period (excluding any Shares issued in connection with the reinvestment of dividends and other distributions paid by the Fund).

Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund, determined in accordance with the valuation and accounting policies and procedures of the Fund.

“Fiscal Period” means each period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed), provided that whenever the Fund conducts a Share repurchase offer, the period of time from the last Fiscal Period-end through the effective date of the repurchase offer also constitutes a Fiscal Period for purposes of calculating the Incentive Fee due (if any) on Shares being tendered for repurchase.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited) (continued)

4. Incentive Fee (continued)

The Incentive Fee is payable for a Fiscal Period only if there is no positive balance in the Fund’s loss carryforward account. The loss carryforward account is an account that is credited as of the end of each Fiscal Period with the amount of any net loss of the Fund for that Fiscal Period and will be debited (but not below zero) with the amount of any net profits of the Fund for that Fiscal Period. This is sometimes known as a “high water mark.” The loss carryforward account is also reduced by: (i) the payment by the Fund of any dividend or other distribution to Shareholders (unless the full amount thereof is reinvested in Shares of the Fund); and (ii) any repurchase by the Fund of its Shares.

For the six months ended March 31, 2018, accrued Incentive Fee amounted to $28,021,689, which is presented in the Statement of Operations, of which $27,987,197 remained payable at the end of the reporting period as presented in the Statement of Assets and Liabilities.

5. Distribution and Shareholder Servicing Fee

The Board has approved, and the Fund has adopted, a distribution and service plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and the related servicing of shareholders. Under the plan, Class A Shares of the Fund are subject to ongoing distribution and shareholder servicing fees to compensate Selling Agents for selling Shares of the Fund, marketing the Fund and providing, or arranging for the provision of, ongoing investor services and account maintenance services to investors in the Fund. These fees are accrued daily and paid monthly in an amount not to exceed, in the aggregate, 0.75% (on an annualized basis) of the net asset value of the Class A Shares of the Fund (the “Distribution and Shareholder Servicing Fees”). Distribution and Shareholder Servicing Fees are accrued daily as an expense of the Fund. Class W Shares of the Fund are not subject to the Distribution and Shareholder Servicing Fees.

For the six months ended March 31, 2018, Distribution and Shareholder Servicing Fees amounted to $8,469,322 and is included in the Statement of Operations. At March 31, 2018, $1,562,235 remained payable as distribution and shareholder servicing fees as presented in the Statement of Assets and Liabilities.

6. Administration Fee, Related Party Transactions and Other

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund. BNY Mellon also provides transfer agency services to the Fund and is paid a minimum of $20,000 per annum for such services. In consideration of the administration and accounting services, the Fund pays BNY Mellon a monthly asset-based fee that includes the regulatory administration fee, which is not anticipated to exceed .08% of the Fund’s average net assets. The Fund also reimburses BNY Mellon for certain out-of-pocket expenses. For the six months ended March 31, 2018, administration fees amounted to $670,683. At March 31, 2018, $293,724 of administration fees remained payable, representing two months’ worth of such fees.

The Custodian serves as the primary custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Board in accordance with the requirements set forth in Section 17(f) of the 1940 Act and the rules adopted thereunder. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of a custodian.

The Fund’s distributor is Breakwater Group Distribution Services LLC (“Breakwater”). Alkeon, the sole member of the Adviser, is the non-managing member of Breakwater, a broker-dealer that employs certain of Alkeon’s employees. Breakwater, an underwriter under the federal securities laws, serves as Underwriter of the Fund’s Shares on a best efforts basis. Pursuant to the terms of the Underwriter’s distribution agreement with the Fund, the Underwriter may retain Selling Agents to assist in the distribution of Shares. As described in Note 5 above and in the Fund’s prospectus, Distribution and Shareholder Servicing Fees are used to compensate Selling Agents and are generally not retained by Breakwater.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited) (continued)

6. Administration Fee, Related Party Transactions and Other (continued)

Each Independent Trustee receives an annual retainer of $30,000 plus reimbursement of reasonable out of pocket expenses. Trustees who are “interested persons” do not receive any annual or other fee from the Fund. Trustees who are “interested persons” are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred in performing their duties. The Officers of the Fund serve without compensation.

7. Indemnifications and Financial Guarantees

The Fund has entered into several contracts that contain routine indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote. Other than the foregoing, the Fund has no other commitments or contingencies.

8. Securities Transactions

Aggregate purchases and sales of long-term investment securities for the six months ended March 31, 2018 amounted to $2,016,243,512 and $1,883,059,923, respectively. For the six months ended March 31, 2018, there were no transactions of government securities.

9. Borrowings

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for liquidity purposes. Borrowings by the Fund (which do not include securities sold, not yet purchased and derivative transactions), subject to limitations of the 1940 Act, will not exceed 33⅓ percent of the Fund’s total assets. Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowing for investment purposes (a practice known as “leverage”) is a speculative investment practice and involves certain risks.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per Share. The Fund’s investment program makes frequent use of leverage.

For the six months ended March 31, 2018, the average daily amount of such borrowings was $8,198,415 and the daily weighted average annualized interest rate was 21.23%. At March 31, 2018, the total amount of such borrowings was $1,027,316.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited) (continued)

10. Transactions in Shares

Transactions in Shares were as follows:

	For the Six Months Ended		For the Year Ended
	March 31, 2018 Shares		September 30, 2017 Shares
	Class A	Class W	Class A	Class W
Shares at the beginning of the period	125,217,270	19,152,741	116,930,806	15,181,835
Shares sold	16,224,711	6,358,469	18,534,217	5,473,812
Shares reinvested	2,796,258	490,709	1,368,969	191,668
Shares repurchased	(2,292,365)	(592,095)	(11,554,322)	(1,777,812)
Shares exchanged *	(657,452)	874,977	(62,400)	83,238
Net increase (decrease)	16,071,152	7,132,060	8,286,464	3,970,906
Shares at the end of the period	141,288,422	26,284,801	125,217,270	19,152,741
____________________

*

For the six months ended March 31, 2018 and year ended September 30, 2017, $10,549,832 and $685,119 represents the value of Class A and W Shares exchanged, in the aggregate, respectively. Different Share amounts are due to different net asset values between the Share classes.

As of March 31, 2018, the Adviser and its affiliates own 10,874.378 Class A Shares of the Fund.

11. Principal and Non-Principal Fund Investment Practices and Their Risks

Although the Fund’s principal investment strategy is to invest primarily in equity securities of U.S. and foreign companies, the Fund may invest its assets in other types of securities and in other asset classes when, in the judgment of the Adviser (subject to any policies established by the Board), such investments present opportunities for the Fund to achieve maximum capital appreciation, taking into account the availability of equity investment opportunities, market conditions, the relative risk/reward analysis of other investments compared to equity securities, and such other considerations as the Adviser deems appropriate.

The Fund may effect short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. For example, the Fund may “short” a security of a company if the Adviser believes the security is over-valued in relation to the issuer’s prospects for earnings growth. In addition, the Fund may attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Adviser believes possess volatility characteristics similar to those being hedged. At times, the Fund may be exposed significantly to short positions and, as a result, the dollar value of short positions in the portfolio could exceed the dollar value of long positions.

To effect a short sale, the Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Thus, short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Positions in stocks sold short are more risky than long positions (purchases) in stocks because the maximum loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, where in the case of a short sale, there is no limit on the loss that may be incurred. The Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as Dividends on securities sold, not yet purchased on the Statement of Operations. In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The fees are presented as Stock loan fees on the Statement of Operations. There is a risk that the borrowed securities would need to be returned to the brokerage firm on short notice. If a request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, and the Fund might be compelled, at the most disadvantageous time, to replace

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the price at which the securities were sold short. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Short selling may exaggerate the volatility of the Fund’s investment portfolio. Short selling may also produce higher than normal portfolio turnover and may result in increased transaction costs to the Fund. In addition, the Fund, as a result of certain short sale transactions, may recognize short term capital gain.

The Fund’s short sales have the effect of leveraging the Fund’s assets. The Fund may also generate leverage through engaging in securities lending. The Fund’s use of total return swaps can also expose the Fund to leveraged investment exposure. During periods of volatility, regulators may impose certain restrictions or disclosure requirements on short sales. The levels of restriction and disclosure may vary across different jurisdictions. Such restrictions and disclosure requirements may make it difficult for the Adviser to express its negative views in relation to certain securities, companies or sectors, which may have an adverse effect on the Fund’s ability to implement its investment strategy.

Authoritative guidance on disclosures about derivative instruments and hedging activities requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The realized gain/(loss) on swap contracts and foreign currency transactions is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/depreciation on swap contracts is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/depreciation on foreign currency transactions is reflected on the Statement of Operations within these financial statements as a component of the net change in unrealized appreciation/depreciation from investment activities and foreign currency transactions. Option contracts serve as components of the Fund’s investment strategies and are utilized to structure investments to enhance the performance of the Fund.

Foreign (Non-U.S.) Risk – Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

a. Bonds and Other Fixed-Income Securities

The Fund may invest without limit in high quality fixed-income securities for temporary defensive purposes and to maintain liquidity. For these purposes, “fixed-income securities” are bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity (i.e., market risk).

The Fund may also invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Adviser to be of comparable quality.

The Fund may also invest in convertible bonds.

Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a. Bonds and Other Fixed-Income Securities (continued)

and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. The Fund does not expect to invest more than 15% of its net assets in non-convertible debt securities. The Fund’s investments in non-investment grade debt securities, if any, are not expected to exceed 5% of its net assets.

At March 31, 2018, the fair value of the above-mentioned investments was $7,746,427 and is presented as part of investments in securities on the Statement of Assets and Liabilities.

b. Exchange Traded Funds and Other Similar Instruments

The Fund may purchase retail shares of exchange-traded funds (“ETFs”) that are registered under the 1940 Act and retail shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”) and effect short sales of these shares. Transactions in Traded Funds may be used in seeking maximum capital appreciation or for hedging purposes. Typically, a Traded Fund holds a portfolio of common stocks designed to track the performance of a particular index or a “basket” of stocks of companies within a particular industry sector or group. Traded Funds sell and redeem their shares at net asset value in large blocks (typically 50,000 shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day (i.e., retail shares).

Investments in Traded Funds involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the Traded Funds. In addition, a Traded Fund may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Traded Fund and the index with respect to the weighting of securities or number of stocks held.

Because Traded Funds bear various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser considers the expenses associated with an investment in determining whether to invest in a Traded Fund.

At March 31, 2018, the net amount of the fair value of the above-mentioned investments was $(98,644,711) and is presented as part of investments in securities on the Statement of Assets and Liabilities.

c. Temporary Investments; U.S. Government Securities Risk

During periods of adverse market conditions in the equity securities markets, the Fund may deviate from its investment objective and invest all or a portion of its assets in high quality debt securities, money market instruments, or hold its assets in cash. Securities will be deemed to be of high quality if they are rated in the top four categories by an NRSRO or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation (“FDIC”); and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act.

The Fund may also invest in money market instruments or purchase shares of money market mutual funds pending investment of its assets in equity securities or non-money market debt securities, or to maintain such liquidity as may be necessary to effect repurchases of shares from shareholders or for other purposes.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c. Temporary Investments; U.S. Government Securities Risk (continued)

It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s Share price or yield could fall. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government Securities owned by the Fund does not imply that the Fund’s Shares are guaranteed by the FDIC or any other government agency, or that the price of the Fund’s Shares will not continue to fluctuate.

At March 31, 2018, the fair value of the above-mentioned investments was $126,151,646 and is presented as part of investments in securities on the Statement of Assets and Liabilities.

d. Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At March 31, 2018, the net amount of the fair value of the above-mentioned investments was $94,411,494 and is presented as unrealized appreciation on total return swap contracts and unrealized depreciation on total return swap contracts on the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

e. Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At March 31, 2018, the fair value of the above-mentioned investments was $287,501,045 and is presented as part of Purchased options in the Statement of Assets and Liabilities.

f. Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in the net change in unrealized appreciation/depreciation from investment activities and foreign currency transactions and in net realized gain/(loss) from investment activities on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

f. Foreign Currency Transactions (continued)

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At March 31, 2018, the fair value of the forward contracts was $(8,036,483) and is presented as Unrealized depreciation on forward contracts in the Statement of Assets and Liabilities.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At March 31, 2018, the fair value of the currency options was $224,182 and is presented as part of Purchased options in the Statement of Assets and Liabilities.

12. Balance Sheet Offsetting

In the normal course of business, the Fund enters into derivative transactions subject to enforceable master netting agreements. International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions and related collateral entered into by the Fund and its counterparties. The Fund has entered into ISDA Master Agreements with all of its counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of termination or default.

Events of termination include conditions that may entitle the Fund/counterparty to elect to terminate an agreement early and cause the settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate a contract early could be material to the financial statements.

In an event of default (i.e. the Fund/counterparty a) fails to post collateral, b) fails to comply with any restrictions or provisions, or c) fails to comply with or perform any agreement or obligation), the counterparty/Fund has the right to set-off any amounts payable by the Fund/counterparty with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty/Fund has the right to liquidate, sell, pledge, re-hypothecate, or dispose of such posted collateral to satisfy any outstanding obligations.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options, and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund/counterparty. Generally, the amount of collateral due to/from a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from the counterparty’s non-performance.

The Fund has elected to not offset eligible financial instruments in the Statement of Assets and Liabilities pursuant to the ISDA Master Agreements.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited) (continued)

12. Balance Sheet Offsetting (continued)

The Fund’s derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Fund’s NAV over a specified time period. If an event occurred at March 31, 2018 that triggered a contingent feature, the counterparty to the agreement may require the Fund to post additional collateral or terminate the derivative positions and demand payment. Any collateral already posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivative agreements with credit-risk related contingent features would be the total value of derivative instruments in a net liability position for the Fund as of March 31, 2018, as disclosed in the table below. The aggregate fair value of cash and securities collateral posted as collateral as of March 31, 2018 was $96,617,227. If the credit-risk-related contingent features were triggered at the end of the reporting period, no additional collateral would be required to be posted.

At March 31, 2018, no event occurred that triggered a credit-risk-related contingent feature.

Offsetting of Financial Assets and Derivative Assets

Gross Amounts Not
	Gross Amount of			Offset in the Statement of
	Recognized Assets			Assets and Liabilities
	Presented in the				Cash or Securities
	Statement of Assets	Gross	Net Amounts	Financial	Collateral	Net
	and Liabilities	Amounts Offset	of Assets	Instruments	Received	Amount
Total return swap
contracts	$108,461,761	$(14,050,267)	$94,411,494	$—	$91,500,000	$2,911,494
Purchased
options	$287,725,227	$—	$287,725,227	$—	$—	$287,725,227

Offsetting of Financial Liabilities and Derivative Liabilities

Gross Amounts Not
	Gross Amount of			Offset in the Statement of
	Recognized Liabilities			Assets and Liabilities
	Presented in the				Cash or Securities
	Statement of Assets	Gross	Net Amounts	Financial	Collateral	Net
	and Liabilities	Amounts Offset	of Assets	Instruments	Pledged	Amount
Total return
swap contracts	$14,050,267	$(14,050,267)	$—	$—	$—	$—
Forward contracts	$8,036,483	$—	$8,036,483	$—	$—	$8,036,483

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited) (continued)

12. Balance Sheet Offsetting (continued)

The fair value of derivative instruments as of March 31, 2018 was as follows:

	Fair Value on the
	Statement of Assets and Liabilities
		Foreign
Asset derivatives not accounted for as hedging instruments	Equity Risk	Exchange Risk
Total return swap contracts (a)	$108,461,761	$—
Purchased options (b)	287,501,045	224,182
Total	$395,962,806	$224,182

	Fair Value on the
	Statement of Assets and Liabilities
		Foreign
Liability derivatives not accounted for as hedging instruments	Equity Risk	Exchange Risk
Total return swap contracts (c)	$14,050,267	$—
Forward contracts (d)	—	8,036,483
Total	$14,050,267	$8,036,483

(a)	Presented as part of unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.
(b)	Presented as part of purchased options, at fair value in the Statement of Assets and Liabilities.
(c)	Presented as part of unrealized depreciation on total return swap contracts in the Statement of Assets and Liabilities.
(d)	Presented as part of unrealized depreciation on forward contracts in the Statement of Assets and Liabilities.

Effect of derivative instruments trading activities for the six months ended March 31, 2018:

Derivatives not	Realized gain/(loss) recognized on
accounted for	the Statement of Operations
as hedging		Foreign
instruments	Equity Risk	Exchange Risk
Total return swap contracts (a)	$(10,372,029)	$—
Purchased options (b)	(113,005,585)	(1,744,521)
Total	$(123,377,614)	$(1,744,521)

(a)	Presented as part of net realized gain/(loss) from total return swap contracts in the Statement of Operations.
(b)	Presented as part of net realized gain/(loss) from purchased options in the Statement of Operations.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited) (continued)

12. Balance Sheet Offsetting (continued)

	Net change in unrealized gain/(loss)
Derivatives not	recognized on the
accounted for	Statement of Operations
as hedging		Foreign
instruments	Equity Risk	Exchange Risk
Total return swap contracts (a)	$9,843,507	$—
Forward contracts (b)	—	(4,646,860)
Purchased options (c)	38,223,082	81,861
Total	$48,066,589	$(4,564,999)

(a)	Presented as part of net change in unrealized appreciation/depreciation from total return swap contracts in the Statement of Operations.
(b)	Presented as part of net change in unrealized appreciation/depreciation from forward contracts in the Statement of Operations.
(c)	Presented as part of net change in unrealized appreciation/depreciation from purchased options in the Statement of Operations.

The average volume of derivative activities for the six months ended March 31, 2018 are as follows:

Derivatives not
accounted for
as hedging
instruments	Derivative Volume
Total return swap contracts (a)	$(63,645,792)
Forward contracts (b)	(445,526,683)
Purchased options (c)	217,750,780

(a)	Average notional cost basis of the underlying securities within each total return swap contract at the end of each month of the Fiscal Period.
(b)	Average contract value of the underlying currency within the Forward Contracts at the end of each month of the Fiscal Period.
(c)	Average cost basis of the purchased options at the end of each month of the Fiscal Period.

13. Federal Income Tax Information

During the year ended September 30, 2017, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. As of September 30, 2017, the Fund had no capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2016 and certain ordinary losses realized after December 31, 2016 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2017, the Fund incurred and elected to defer qualified late-year ordinary loss of $141,604,859.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited) (continued)

13. Federal Income Tax Information (continued)

As of September 30, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	55,379,968
Accumulated realized capital and other losses	(141,604,859)
Net unrealized appreciation	910,696,651
Total	$824,471,760

As of March 31, 2018, the estimated aggregate unrealized appreciation and the aggregate cost of investment securities for tax purposes, including securities sold, not yet purchased, options, forward contracts and swap contracts were as follows:

Excess of value over tax cost (gross appreciation)	$1,089,478,523
Excess of tax cost over value (gross depreciation)	(41,320,377)
Net unrealized appreciation	$1,048,158,146

Cost of total investments for income tax purposes	$1,167,198,788

The authoritative guidance requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. The permanent differences are primarily attributable to the write-off of net investment loss.

ASC Topic 740 Accounting for Uncertainty in Income Taxes (“ASC Topic 740”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the Fund’s Financial Statements. ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management’s determinations regarding ASC Topic 740 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. In accordance with ASC Topic 740, management has analyzed the Fund’s tax positions for the open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the Fund did not record any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date. At March 31, 2018, the fund had no deferred tax liability.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited) (continued)

14. Financial Highlights

The following table includes selected data for a share outstanding throughout the periods shown. Effective November 1, 2012, the Fund’s fiscal year end was changed from October 31 to September 30. Fiscal period end September 30, 2013 was the first since the Fund changed its fiscal year end from October 31 to September 30.

	Class A
	For the Six Months Ended March 31, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Eleven Months Ended September 30, 2013
Net asset value per Share,
beginning of period	$16.26	$13.67	$12.56	$12.76	$13.06	$11.33
Income from investment operations (a):
Net investment income/(loss)	(0.44)	(1.15)	(0.58)	(0.40)	(0.38)	(0.75)
Net realized and net change
in unrealized gain/(loss)
from investment activities,
foreign currency transactions,
forward contracts, purchased
options and total return
swaps	1.21	3.90	1.72	0.69	0.14	2.48
Total income/(loss) from
investment operations	0.77	2.75	1.14	0.29	(0.24)	1.73
Distributions to shareholders:
Realized capital gains	(0.36)	(0.16)	(0.03)	(0.49)	(0.06)	—
Total distributions to
shareholders	(0.36)	(0.16)	(0.03)	(0.49)	(0.06)	—
Net asset value per Share,
end of period.	$16.67	$16.26	$13.67	$12.56	$12.76	$13.06
Total return—gross (b) (c) (d)	5.94%	25.24%	11.20%	2.21%	(1.76%)	19.06%
Total return—net (b) (c) (d)	4.81%	20.38%	9.08%	2.14%	(1.84%)	15.27%
Ratios/supplemental data:
Net assets (dollars in thousands),
end of period	2,355,899	2,036,070	1,598,802	1,548,684	1,468,900	1,137,349
Average net assets (dollars in
thousands), end of period	2,265,513	1,736,959	1,634,591	1,596,336	1,408,062	931,507
Ratio of expenses to average net
assets (d) (e)	5.58%	9.60%	6.03%	4.02%	3.99%	7.99%
Ratio of net investment income/
(loss) to average net assets
(d) (e)	(4.08%)	(7.93%)	(4.45%)	(3.04%)	(2.87%)	(6.84%)
Ratio of incentive fee to average
net assets (c) (d)	1.10%	4.76%	1.96%	0.10%	0.02%	3.98%
Ratio of expenses without
incentive fee to average net
assets (d) (e)	4.48%	4.84%	4.07%	3.92%	3.97%	4.01%
Ratio of expenses without
incentive fee, dividend &
interest expense and security
trading related expenses to
average net assets (d) (e)	2.39%	2.37%	2.44%	2.46%	2.49%	2.50%
Ratio of net investment income/
(loss) without incentive fee to
average net assets (d) (e)	(2.98%)	(3.17%)	(2.49%)	(2.94%)	(2.85%)	(2.86%)
Portfolio turnover on investments
in securities (c)	65%	85%	86%	85%	113%	127%
Average debt ratio (e)	0.32%	0.18%	0.21%	1.35%	0.16%	0.21%
Average commission rate paid	$0.05	$0.04	$0.02	$0.02	$0.02	$0.02

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited) (continued)

14. Financial Highlights (continued)

	Class W
				For the period
				April 1, 2015
	For the	For the	For the	(date of
	Six Months	Year	Year	inception)
	Ended	Ended	Ended	through
	March 31,	September 30,	September 30,	September 30,
	2018	2017	2016	2015
Net asset value per Share, beginning of period	$12.28	$10.29	$9.39	$10.00
Income from investment operations (a):
Net investment income/(loss)	(0.27)	(0.80)	(0.40)	0.21
Net realized and net change in unrealized gain/(loss) from
investment activities, foreign currency transactions,
forward contracts, purchased options and total return
swaps	0.90	2.95	1.33	(0.82)
Total income/(loss) from investment operations	0.63	2.15	0.93	(0.61)
Distributions to shareholders:
Realized capital gains	(0.36)	(0.16)	(0.03)	—
Total distributions to shareholders	(0.36)	(0.16)	(0.03)	—
Net asset value per Share, end of period	$12.55	$12.28	$10.29	$9.39
Total return—gross (b) (c) (d)	6.22%	25.92%	11.36%	(7.80%)
Total return—net (b) (c) (d)	5.24%	21.25%	9.92%	(6.10%)
Ratios/supplemental data:
Net assets (dollars in thousands), end of period	329,934	235,260	156,121	6,314
Average net assets (dollars in thousands), end of period	296,014	189,788	95,122	3,288
Ratio of expenses to average net assets (d) (e)	4.77%	8.98%	5.62%	0.20%
Ratio of net investment income/(loss) to average
net assets (d) (e)	(3.25%)	(7.30%)	(4.05%)	0.94%
Ratio of incentive fee to average net assets (c) (d)	1.04%	4.86%	2.28%	(3.36%)
Ratio of expenses without incentive fee to average
net assets (d) (e)	3.73%	4.12%	3.34%	3.56%
Ratio of expenses without incentive fee, dividend & interest expense and security trading related expenses to average
net assets (d) (e)	1.65%	1.63%	1.68%	1.70%
Ratio of net investment income/(loss) without incentive fee to
average net assets (d) (e)	(2.21%)	(2.44%)	(1.77%)	(2.42%)
Portfolio turnover on investments in securities (c)	65%	85%	86%	85%
Average debt ratio (e)	0.32%	0.18%	0.21%	1.35%
Average commission rate paid	$0.05	$0.04	$0.02	$0.02
____________________

(a)	Per Share amounts presented are based on the average monthly Shares outstanding throughout the period indicated.
(b)

Total return gross/net of incentive fee is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c)	Non-annualized for periods less than one year.
(d)	The computation of such ratios for an individual shareholder may vary from these ratios due to timing of capital activity.
(e)	Annualized for periods of less than one year.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2018 (Unaudited) (continued)

15. Subsequent Events

Subsequent to March 31, 2018, and through May 18, 2018, the Fund had capital subscriptions of $114,272,157 and $42,875,500 in Class A shares and Class W shares, respectively.

ACAP STRATEGIC FUND
Supplemental Information
(Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending December 31 and June 30. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling your financial advisor, or calling collect (212) 716-6840, or on the SEC’s website at http://www.sec.gov.

Supplemental Tax Information: If during the year you would like information on estimated capital gains, please contact the Fund at (212) 716-6840.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	June 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	June 1, 2018

By (Signature and Title)*	/s/ George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	June 1, 2018

* Print the name and title of each signing officer under his or her signature.